Schedule of movement of allowances for expected credit loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Credit Loss [Abstract]
Balance at July 1, 2025 and January 1, 2025	$ 1,486,333	$ 1,570,348
Addition	807	1,850,064
Foreign exchange difference	83,208	70,536
Balance at June 30, 2026 and June 30, 2025	$ 1,570,348	$ 3,490,948